UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-9353

Seligman New Technologies Fund, Inc.
(Exact name of Registrant as specified in charter)

100 Park Avenue
New York, New York 10017
(Address of principal executive offices) (Zip code)

Lawrence P. Vogel
100 Park Avenue
New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: Date of fiscal year end: Date of reporting period:	(212) 850-1864 12/31 6/30/03

FORM N-CSR

ITEM 1. REPORTS TO STOCKHOLDERS.

SELIGMAN NEW TECHNOLOGIES FUND, INC.
Mid-Year Report June 30, 2003

Seligman
New Technologies Fund, Inc.

Mid-Year Report
June 30, 2003

Seeking Long-Term Capital Appreciation by Investing in Companies that Have the Potential to Produce Tomorrow's Technologies

Seligman 139 Years of Investment Experience

J. & W. Seligman & Co. Incorporated is a firm with a long tradition of investment expertise, offering a broad array of investment choices to help today’s investors seek their long-term financial goals.

Established in 1864, Seligman has a history of providing financial services marked not by fanfare, but rather by a quiet and firm adherence to financial prudence. While the world has changed dramatically in the 139 years since Seligman first opened its doors, the firm has continued to offer its clients high-quality investment solutions through changing times.

In the late 19th century, as the country grew, Seligman helped finance the westward expansion of the railroads, the construction of the Panama Canal, and the launching of urban transit systems. In the early 20th century, the firm helped fund the growing capital needs of new industries, including the nascent automobile and steel industries.

With the formation of Tri-Continental Corporation in 1929 — today, the nation’s largest diversified publicly-traded closed-end equity investment company — Seligman began shifting its emphasis to investment management. In 1930, Seligman established what would be the first in an impressive lineup of mutual funds.

Seligman is proud of its distinctive past and of the traditional values that continue to shape the firm’s business decisions and investment judgment. While much has changed over the years, the firm’s commitment to providing prudent investment management that seeks to build wealth for clients over time is an enduring value that will continue to guide Seligman.

To The Stockholders

Your mid-year stockholder report for Seligman New Technologies Fund, Inc. follows this letter. This report contains performance information, as well as the Fund’s investment results and audited financial statements, including a portfolio of investments.

For the six months ended June 30, 2003, the Fund posted a total return of –5.18%. During the same time period, the technology market, as measured by the Goldman Sachs Technology Index, returned 21.84%. The Blended Index, which excludes the services and hardware subsectors of the Goldman Sachs Technology Index, posted a total return of 40.22% during this time. Both the Goldman Sachs Technology Index and the Blended Index track only publicly-traded companies. They exclude private venture capital companies, which make up a majority of your Fund’s portfolio.

Currently, the Fund has approximately 68% of its net assets invested in securities of venture capital companies. As a result, and because of uncertain market conditions, we carefully monitor the liquidity needs of the Fund and consider various alternatives to meet or reduce those needs in order for the Fund to continue its operations. Although we believe that the Fund has sufficient liquidity to meet its needs for the next year, there is no assurance that the Fund will be able to complete repurchase offers or satisfy other liquidity requirements.

We appreciate your continued support of Seligman New Technologies Fund, Inc. and look forward to serving your investment needs.

By Order of the Board of Directors,

William C. Morris
Chairman

Brian T. Zino
President

August 15, 2003

1

Performance Overview

Investment Results

Total Returns
For the Periods Ended June 30, 2003

		Average Annual

	Six Months*	One Year	Since Inception 7/27/99

With Sales Charge**	n/a	n/a	(31.29)%

Without Sales Charge**	(5.18)%	(33.53)%	(30.75)

Goldman Sachs Technology Index†	21.84	8.62	(17.00)

Blended Index††	40.22	25.48	(19.36)

 Net Asset Value Per Share

June 30, 2003	$4.58

December 31, 2002	4.83

June 30, 2002	6.89

Capital Loss Information Per Share
For the Six Months Ended June 30, 2003

Realized	$(0.223)

Unrealized	(7.460	)ø

The rates of return will vary and the principal value of an investment will fluctuate. Shares, if redeemed, may be worth more or less than their original cost. Performance data quoted does not reflect the deduction of taxes that a stockholder may pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future investment results. Due to market volatility, current performance may be higher or lower than the performance shown.

Investing in one economic sector, such as technology, may be subject to greater price fluctuations than owning a portfolio of diversified investments. In addition, the securities in which the Fund invests may be subject to greater government regulation, greater price fluctuation, and limited liquidity. The products of technology companies may be subject to severe competition and rapid obsolescence. The stocks of smaller companies may be subject to above-average risk. The Fund may invest in foreign technology stocks which may be subject to additional risks, including currency fluctuations, foreign taxation, differences in financial reporting practices, and rapid changes in political and economic conditions. Venture capital companies represent highly speculative investments by the Fund. There can be no assurances that any of the venture capital companies in which the Fund invests will complete public offerings or be sold, or, if such events occur, with respect to the timing or values of such offerings or sales. Changes in the Fund’s net asset value may be more pronounced and more rapid than with other funds because of the Fund’s emphasis on venture capital companies that are not publicly traded. The Fund’s net asset value per share may change materially from day to day, including during the time between the date a repurchase offer is mailed and the due date for tendering shares, and during the period immediately after a repurchase is completed.

*	Returns for periods of less than one year are not annualized.
**	Return figures reflect any change in price per share and assume the reinvestment of capital gain distributions. The returns are calculated with and without the effect of the initial 3% maximum sales charge. The sales charge applies only to shares sold at the inception of the Fund.

†	The Goldman Sachs Technology Index is an unmanaged benchmark that assumes reinvestment of dividends. It is a broad-based index of publicly owned US technology stocks, designed to measure the performance of the technology sector, and excludes the effect of taxes, fees and sales charges. Investors cannot invest directly in an index.

††	The Blended Index is an index created by J. & W. Seligman & Co. Incorporated, the Fund’s Manager, using four of the six sub-indices within the Goldman Sachs Technology Index. The Blended Index consists of a 25% equal weighting in the following Goldman Sachs Technology Index sub-indices: Goldman Sachs Software Index (Symbol: GSO); Goldman Sachs Internet Index (Symbol: GIN); Goldman Sachs Multimedia Networking Index (Symbol: GIP); and Goldman Sachs Semiconductor Index (Symbol: GSM). The Manager selected these four sub-indices because, in its view, they better represent the sectors within the technology industry in which the Fund primarily invests. The Fund’s holdings, however, are not evenly weighted among these four sectors, and the weighting of the holdings of the Fund may differ significantly among these sectors. Material investments have been and may be made outside these sectors. The Fund is actively managed and its holdings are subject to change. The Blended Index excludes the effect of taxes, fees and sales charges. Investors cannnot invest directly in an index.

ø	Represents the per share amount of net unrealized depreciation of portfolio securities as of June 30, 2003.

2

Portfolio Overview

Diversification of Net Assets
June 30, 2003

				Percent of Net Assets

Convertible Preferred Stocks:	Issues	Cost	Value	June 30, 2003	Dec. 31, 2002

Communications Equipment	11	$19,823,723	$714,592	0.9	1.0

Health Care	2	9,430,017	32,452,473	41.7	36.3

Internet Software and Services	16	46,895,988	3,035,357	3.9	4.3

IT Services	3	9,979,579	3,167,952	4.1	7.2

Software	17	48,915,882	8,267,067	10.6	12.6

Telecommunication Services	2	5,161,286	161,969	0.2	0.2

Total Convertible Preferred Stocks	51	140,206,475	47,799,410	61.4	61.6

Common Stocks and Warrants:

Communications Equipment	7	1,812,135	1,236,420	1.6	1.4

Computers and Peripherals	5	1,949,957	2,198,095	2.8	3.0

Electronics Equipment and Instruments	2	367,132	429,226	0.6	0.2

Health Care	6	2,116,435	2,401,938	3.1	1.5

Hotels, Restaurants and Leisure	1	127,693	132,370	0.2	—

Internet Software and Services	10	23,517,741	77,998	0.1	0.1

IT Services	8	2,830,083	2,902,260	3.7	3.8

Media	3	792,126	1,082,518	1.4	2.2

Retailing	1	140,751	280,876	0.4	—

Semiconductors and Semiconductor Equipment	5	1,071,045	1,100,847	1.4	1.2

Software	22	16,066,080	10,269,453	13.2	11.2

Telecommunication Services	2	494,268	547,942	0.7	—

Miscellaneous	1	306,494	249,645	0.3	0.2

Total Common Stocks and Warrants	73	51,591,940	22,909,588	29.5	24.8

Limited Partnerships:

Miscellaneous	5	7,803,436	3,892,846	5.0	4.0

Convertible Promissory Notes:

Communications Equipment	1	1,011,249	586,496	0.8	1.1

Internet Software and Services	3	1,408,210	—	—	—

Total Convertible Promissory Notes	4	2,419,459	586,496	0.8	1.1

Short-Term Holding and
Other Assets Less Liabilities	1	2,598,969	2,598,969	3.3	8.5

Net Assets	134	$204,620,279	$77,787,309	100.0%	100.0%

3

Portfolio Overview

Largest Industries
June 30, 2003

Composition of Net Assets
June 30, 2003

4

Portfolio Overview

Largest Portfolio Changes
During Past Six Months

Largest Purchases	Largest Sales

Autodesk*	Symantec

International Business Machines*	Synopsys

BEA Systems*	Microsoft

Alltel*	Hewlett Packard**

Walden VC II	J.D. Edwards

Amphenol*	PeopleSoft**

Laboratory Corporation of America Holdings	VERITAS Software**

Quest Diagnostics	Alcatel (ADRs)

Computer Sciences*	Concord EFS**

Telefonaktiebolaget LM Ericsson (ADRs)*	Cognos**

Largest portfolio changes from the previous period to the current period are based on cost of purchases and proceeds from sales of securities, listed in descending order.

*	Position added during the period.
**	Position eliminated during the period.

 Largest Portfolio Holdings
June 30, 2003

Security	Value	Percent of Net Assets

GMP Companies (Series A)	$32,323,200	41.6

Gateway Learning (Series D)	3,488,290	4.5

LifeMasters Supported SelfCare (Series E)	2,526,074	3.2

Synopsys	1,712,830	2.2

Edison Venture Fund IV	1,452,624	1.9

Symantec	1,345,121	1.7

Walden VC II	1,187,900	1.5

iBiquity Digital (Series A)	1,123,640	1.4

iBiquity Digital (Series C)	1,086,097	1.4

Microsoft	1,001,546	1.3

5

Portfolio of Investments
June 30, 2003

	Shares		Value
Convertible Preferred Stocks# 61.4%

Communications Equipment 0.9%

Chorum Technologies (Series D)	694,992		$229,347

Chorum Technologies (Series E)	47,652		18,584

Chorum Technologies (Series F)	36,538		12,058

Geographic Network Affiliates International (Series A)	63,200		—

Geographic Network Affiliates International (Series B)	316,000		—

Metro-OptiX (Series B)	80,563		—

Metro-OptiX (Series C)	10,233		—

Silicon Wave (Series C)	1,283,750		224,656

Silicon Wave (Series D)	187,310		32,779

V-Span (Series B)	14,971		197,168

Viadux (Series C)	210,667		—

			714,592

Health Care 41.7%

Bernard Technologies (Series D)ø	1,436,364		129,273

GMP Companies (Series A)ø	1,092,000		32,323,200

			32,452,473

Internet Software and Services 3.9%

Adexa (Series C)	98,003		76,442

Adexa (Series E)	59,394	†	36,824

ePolicy.com (Series B)	562,113		236,088

Homegain.com (Series C)	711,000		753,660

Infomediary Technology Solutions (Series A Sr.)	1,660,130		2,656

Juniper Financial (Series B)	983,169	†	—

Knowledge Mechanics Group (Series B)ø	241,387		87

MaMaMedia (Series D)	622,222		—

NeoPlanet (Series B)	526,228		194,704

OurHouse (Series D)	1,316,666		26,333

The Petroleum Place (Series C)	68,505		948,794

QuinStreet (Series B)	166,102		456,781

Studio Systems (Series D)	816,567		—

Techies.com (Series C)	743,529		—

UGO Networks (Series II)	14,508,107		30,177

Vividence (Series D)	84,988		272,811

			3,035,357

See footnotes on page 11.

6

Portfolio of Investments
June 30, 2003

	Shares		Value
IT Services 4.1%

Access Data (Series A)ø	3,190,909		$638,182

Complient (Series A)	369,624		3,696

LifeMasters Supported SelfCare (Series E)	510,318		2,526,074

			3,167,952

Software 10.6%

Allegis (Series E)	132,230		251

Biometric Access (Series A-1)	20,082	†	—

BOPS (Series C)	464,000		—

Coventor (Series D)	823,944		470,802

Entegrity Solutions (Series A-1)	315,221		—

Enterworks (Series A)	2,747,826		—

EverAd (Series B)	1,193,800		382,016

FlashPoint Technology (Series E)ø	1,037,037		518,519

Gateway Learning (Series D)	1,441,442		3,488,290

Global Commerce Systems (Series A)	1,746		35

Global Commerce Systems (Series D)	1,125,148		22,503

iBiquity Digital (Series A)	383,495		1,123,640

iBiquity Digital (Series C)	464,144		1,086,097

Index Stock Imagery (Series A Jr.)ø	642,557		289,151

Network Specialists (Series B)	222,934		334,401

ProAct Technologies (Series C)	1,600,000		336,000

Sensable Technologies (Series C)	489,458		215,362

			8,267,067

Telecommunication Services 0.2%

ART Advanced Recognition Technologies (Series D)	1,312,000		72,160

fusionOne (Series D)	345,420		89,809

			161,969

Total Convertible Preferred Stocks (Cost $140,206,475)			47,799,410

Common Stocks and Warrants 29.5%

Communications Equipment 1.6%

Alcatel (ADRs) (France)	14,000		126,413

Brocade Communications Systems*	16,900		99,456

Cisco Systems*	29,500		488,520

Telefonaktiebolaget LM Ericsson (ADRs)	25,000		266,000

Nortel Networks* (Canada)	77,700		209,790

UTStarcom*	1,300		46,241

See footnotes on page 11.

7

Portfolio of Investments
June 30, 2003

	Shares	Value
Communications Equipment (continued)

WaveSplitter Technologies#	7,322	$—

		1,236,420

Computers and Peripherals 2.8%

Dell*	15,400	492,261

International Business Machines	4,400	363,000

Lexmark International (Class A)*	12,800	905,856

NEC	27,000	135,163

Seagate Technology* (Cayman Islands)	17,100	301,815

		2,198,095

Electronics Equipment and Instruments 0.6%

Amphenol (Class A)*	6,500	304,330

Symbol Technologies	9,600	124,896

		429,226

Health Care 3.1%

Beckman Coulter	7,600	308,864

Becton, Dickinson	7,000	271,950

Boston Scientific*	2,200	134,420

Charles River Laboratories International*	11,800	379,724

Laboratory Corporation of America Holdings*	22,400	675,360

Quest Diagnostics*	9,900	631,620

		2,401,938

Hotels, Restaurants and Leisure 0.2%

Alliance Gaming*	7,000	132,370

Internet Software and Services 0.1%

Arzoon#	2,252	—

etang.com#	71,457	19,293

iBEAM Broadcasting#	1,774	2

Interactive Video Technologies#ø	66,530	—

Juniper Financial#	4,801	—

Knowledge Mechanics Group#ø	1,206,931	87

Moai Technologies#	131,177	—

Qpass#	38,279	13,398

UGO Networks#	2,217,544	—

Vcommerce#	452,175	45,218

		77,998

See footnotes on page 11.

8

Portfolio of Investments
June 30, 2003

	Shares or Warrants		Value
IT Services 3.7%

Affiliated Computer Services (Class A)*	11,100	shs.	$507,603

Axentis#	67,828		—

BISYS Group*	23,200		426,184

Computer Sciences*	6,400		243,968

CSG Systems International*	21,400		302,810

First Data	13,700		567,728

Sabre Holdings (Class A)*	2,900		71,485

SunGard Data Systems*	30,200		782,482

			2,902,260

Media 1.4%

Clear Channel Communications*	9,400		398,466

News Corporation (ADRs) (Australia)	13,800		417,726

Viacom (Series B)*	6,100		266,326

			1,082,518

Retailing 0.4%

InterActive*	7,100		280,876

Semiconductors and Semiconductor Equipment 1.4%

Analog Devices*	5,000		174,100

Intel	16,200		336,879

Marvell Technology Group*	4,000		137,500

Taiwan Semiconductor (ADRs)* (Taiwan)	24,100		242,928

Texas Instruments	11,900		209,440

			1,100,847

Software 13.2%

Amdocs*	34,500		828,000

Autodesk	39,500		638,517

BEA Systems*	29,500		319,927

BMC Software*	43,600		711,988

Cadence Design Systems*	33,200		400,392

Computer Associates International	28,900		643,892

DecisionPoint Applications#	269,231		5,115

J.D. Edwards#	32,239		448,691

Entegrity Solutions#	1,467,173		—

Fair, Isaac	1,100		56,595

FileNET*	10,900		196,581

GoSolutions#	342,411		106,148

GoSolutions#	226,745	wts.	138,314

Informatica*	38,400	shs.	264,384

Microsoft	39,100		1,001,546

NetIQ*	32,400		500,742

See footnotes on page 11.

9

Portfolio of Investments
June 30, 2003

	Shares or Principal Amount		Value
Software (continued)

Network Associates*	38,800	shs.	$491,984

Network Specialists#	10,424		3,909

Symantec*	30,700		1,345,121

Synopsys*	27,700		1,712,830

Take-Two Interactive Software*	11,400		323,304

THQ*	7,300		131,473

			10,269,453

Telecommunication Services 0.7%

ALLTEL	7,600		366,472

Verizon Communications	4,600		181,470

			547,942

Miscellaneous 0.3%

Far Blue (Series E) (United Kingdom)	202,053		249,645

Total Common Stocks and Warrants (Cost $51,591,940)			22,909,588

Limited Partnerships# 5.0%

Miscellaneous 5.0%

Asia Internet Capital Ventures			205,066

Compass Venture Partners			272,969

Edison Venture Fund IV			1,452,624

InnoCal II			774,287

Walden VC II			1,187,900

Total Limited Partnerships (Cost $7,803,436)			3,892,846

Convertible Promissory Notes # 0.8%

Communications Equipment 0.8%

Geographic Network Affiliates International 9%,
payable on demand	$1,011,200	†	586,496

Internet Software and Services

Techies.com:
9%, payable on demand	771,976	†	—

9%, due 2/20/2006	421,333		—

9%, due 2/20/2008	210,666		—

Total Convertible Promissory Notes (Cost $2,419,459)			586,496

See footnotes on page 11.

10

Portfolio of Investments
June 30, 2003

	Principal Amount	Value
Repurchase Agreement 3.6%

State Street Bank & Trust, 0.93%, dated 6/30/2003, maturing
7/1/2003 in the amount of $2,800,072, collateralized by:
$2,540,000 US Treasury Bonds 10.375%, 11/15/2019, with a
fair market value of $2,886,075 (Cost $2,800,000)	$2,800,000	$2,800,000

Total Investments (Cost $204,821,310) 100.3%		77,988,340

Other Assets Less Liabilities (0.3)%		(201,031)

Net Assets 100.0%		$77,787,309

#	Restricted and non-income producing security.
*	Non-income producing security.
ø	Affiliated issuer (Fund’s holding representing 5% or more of the outstanding voting securities).
†	Warrants attached.
See Notes to Financial Statements.

11

Statement of Assets and Liabilities
June 30, 2003

Assets:

Investments, at value:

Convertible preferred stocks* (cost $140,206,475)	$47,799,410
Common stocks and warrants* (cost 51,591,940)	22,909,588
Limited partnerships (cost $7,803,436)	3,892,846
Convertible promissory notes (cost $2,419,459)	586,496
Repurchase agreement (cost2,800,000)	2,800,000	$77,988,340

Cash		2,841

Receivable for securities sold		247,908

Expenses prepaid to stockholder service agent		50,484

Receivable for interest and dividends		4,162

Other		1,951

Total Assets		78,295,686

Liabilities:

Payable for securities purchased		245,361

Management fee payable		131,442

Accrued expenses and other		131,574

Total Liabilities		508,377

Net Assets		$77,787,309

Composition of Net Assets:

Common Stock, at par ($0.01 par value; 100,000,000 shares authorized;
17,001,352 shares outstanding):		$170,014

Additional paid-in capital		546,314,667

Accumulated net investment loss		(1,334,953)

Accumulated net realized loss		(340,529,449)

Net unrealized depreciation of investments		(126,832,970)

Net Assets		$77,787,309

Net Asset Value Per Share		$4.58

*	Includes affiliated issuers (issuers in which the Fund’s holdings represent 5% or more of the outstanding voting securities) with a cost of $30,833,668 and a value of $33,898,499.
See Notes to Financial Statements.

12

Statement of Operations
For the Six Months Ended June 30, 2003

Investment Income:

Dividends (net of foreign taxes withheld of $1,408)	$29,499

Interest	18,113

Total Investment Income	47,612

Expenses:

Management fee	823,322

Stockholder servicing fees	203,556

Stockholder account services	199,703

Auditing and legal fees	72,231

Stockholder reports and communications	36,070

Custody and related services	13,369

Directors’ fees and expenses	8,107

Miscellaneous	17,665

Total Expenses	1,374,023

Net Investment Loss	(1,326,411)

Net Realized and Unrealized Gain (Loss) on Investments
and Foreign Currency Transactions:

Net realized loss on investments and foreign currency transactions	(3,798,708)

Net change in unrealized depreciation of investments	617,730

Net Loss on Investments and Foreign Currency Transactions	(3,180,978)

Decrease in Net Assets from Operations	(4,507,389)

See Notes to Financial Statements.
13

Statements of Changes in Net Assets

	Six Months Ended June 30, 2003	Year Ended December 31, 2002

Operations:

Net investment loss	$(1,326,411)	$(4,699,807)

Net realized loss on investments and foreign currency transactions	(3,798,708)	(185,827,940)

Net change in unrealized depreciation of investments	617,730	39,447,265

Decrease in Net Assets from Operations	(4,507,389)	(151,080,482)

Capital Share Transactions:

Cost of shares repurchased (1,499,289 and 3,759,491 shares)	(7,085,688)	(29,169,481)

Decrease in Net Assets From Capital Share Transactions	(7,085,688)	(29,169,481)

Decrease in Net Assets	(11,593,077)	(180,249,963)

Net Assets:

Beginning of period	89,380,386	269,630,349

End of Period (net of accumulated net investment loss of $1,334,953
and $9,764, respectively)	$77,787,309	$89,380,386

See Notes to Financial Statements.

14

Statement of Cash Flows
For the Six Months Ended June 30, 2003

Cash Flows From Operating Activities:

Net decrease in net assets from operations	$ (4,507,389)

Adjustments to reconcile net decrease in net assets from operations to net cash provided by operating activities:

Cost of purchases of investment securities	(13,306,070)

Proceeds from disposition of investment securities	16,684,882

Purchases/maturities of short-term investment securities, net	4,400,000

Increase in interest and dividend receivable	(141)

Decrease in receivable for securities sold	137,168

Decrease in other assets	12,460

Increase in payable for securities purchased	245,361

Decrease in management fees payable, accrued expenses and other	(73,523)

Net change in unrealized depreciation of investments	(617,730)

Net realized loss from investments	3,799,919

Net Cash Provided by Operating Activities	6,774,937

Cash Flows From Financing Activities:

Payment on shares of Common Stock repurchased	(7,085,688)

Net Cash Used in Financing Activities	(7,085,688)

Net Decrease in Cash	(310,751)

Cash balance at beginning of period	313,592

Cash Balance at End of Period	$2,841

See Notes to Financial Statements.

15

Notes to Financial Statements

1.	Significant Accounting Policies — The financial statements of Seligman New Technologies Fund, Inc. (the “Fund”) have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results may differ from these estimates. The following summarizes the significant accounting policies of the Fund:

	a.	Security Valuation — Investments in convertible securities and common stocks are valued at current market values or, in their absence, at fair values determined in good faith in accordance with procedures approved by the Board of Directors. Securities traded on an exchange are valued at last sales prices or, in their absence and in the case of over-the-counter securities, at the mean of bid and asked prices. Short-term holdings maturing in 60 days or less are valued at amortized cost.

The Fund may invest in equity securities of privately-owned technology companies that plan to conduct an initial public offering within a period of several months to three years from the time the Fund makes its investment. These are referred to as venture capital companies. The Fund will not make investments in new venture capital companies until the percentage of the Fund’s net assets invested in venture capital companies falls below 35%, but the Fund may make further investments in venture capital companies in which it has previously invested (“Follow-on Investments”) if J. & W. Seligman & Co. Incorporated (the “Manager”) believes that the Fund could be adversely affected by not participating in such Follow-on Investments. There can be no assurances that any of the venture capital companies in which the Fund invests will complete public offerings or be sold, or, if such events occur, with respect to the timing or values of such offerings or sales.

Venture capital investments are valued at fair value, which is cost unless the Manager determines, pursuant to the Fund’s valuation procedures, that such a valuation is no longer appropriate. Examples of cases where cost (or a previously determined value) may no longer be appropriate include sales of similar securities to third parties at different prices, if a venture capital company in which the Fund invests undertakes an initial public offering, or if the company’s operating results vary from projected results. In such situations, the Fund’s investment is revalued in a manner that the Manager, following procedures approved by the Board of Directors, determines best reflects its fair value.

The Fund may also hold restricted securities of a class that have been sold to the public. The fair valuation of these restricted securities is often the market value of the publicly traded shares less a discount to reflect contractual or legal restrictions limiting resale.

At June 30, 2003, market quotations were not readily available for venture capital securities valued at $52,859,705 (approximately 68% of net assets). Because of the inherent uncertainty of valuation, the estimated values may differ significantly from the values that would have been used had a ready market for the securities existed.

	b.	Foreign Currency Transactions — The books and records of the Fund are maintained in US dollars. The market value of investment securities, other assets, and liabilities denominated in foreign currencies are translated into US dollars at the daily rate of exchange as reported by a pricing service. Purchases and sales of investment securities, income, and expenses are translated into US dollars at the rate of exchange prevailing on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments and foreign currency transactions.

16

Notes to Financial Statements

	c.	Taxes — There is no provision for federal income tax. The Fund has elected to be taxed as a regulated investment company and intends to distribute substantially all taxable net income and net gain realized. Withholding taxes on foreign dividends and interest have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

	d.	Security Transactions and Related Investment Income — Investment transactions are recorded on trade dates. Identified cost of investments sold is used for both financial reporting and federal income tax purposes. The Fund removes investments with no value from its portfolio when it is permitted to recognize the loss on such investments for federal income tax purposes. Dividends receivable and payable are recorded on ex-dividend dates. Interest income is recorded on an accrual basis.

	e.	Repurchase Agreements — The Fund may enter into repurchase agreements with commercial banks and with broker/dealers deemed to be creditworthy by the Manager. Securities received as collateral subject to repurchase agreements are deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreements, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. Procedures have been established to monitor, on a daily basis, the market value of repurchase agreements’ underlying securities to ensure the existence of the proper level of collateral.

	f.	Distributions to Stockholders — The treatment for financial statement purposes of distributions made to stockholders during the year from net investment income or net realized gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense, or realized capital gain; and the recharacterization of foreign exchange gains or losses to either ordinary income or realized capital gains for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassification will have no effect on net assets, results of operations, or net asset value per share of the Fund.

2.	Purchases and Sales of Securities — Purchases and sales of portfolio securities, excluding short-term investments, for the six months ended June 30, 2003 amounted to $13,306,070 and $16,684,882, respectively.

At June 30, 2003, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. The tax basis gross unrealized appreciation and depreciation of portfolio securities were $30,504,862 and $157,337,832, respectively.

3.	Repurchase Offers — To provide investors with a limited degree of liquidity, the Fund makes quarterly offers to repurchase its shares. Repurchase offers are limited to 5% of the number of the Fund’s outstanding shares on the date the repurchase requests are due. The Fund may repurchase more than 5% (but not more than 25%) of its shares in any quarter with the approval of the Fund’s Board of Directors. In the event the repurchase offer is oversubscribed, the Fund may, but is not required to, repurchase additional shares, but only up to a maximum of 2% of the outstanding shares of the Fund. If the Fund determines not to repurchase additional shares, it will repurchase shares on a pro rata basis. The repurchase price is equal to the net asset value per share on the date specified in the notice of repurchase. The repurchase pricing date may be as much as fourteen days after the date that the repurchase requests are due. Payment of the repurchase price is generally made on the third business day after the repurchase pricing date, but the payment may be made as much as seven days after such pricing date.

17

Notes to Financial Statements

During the six months ended June 30, 2003, the Fund completed two quarterly repurchase offers. In each offer, the Fund offered to repurchase 5% of the number of its outstanding shares on the date the repurchase requests were due. The results of each repurchase offer were as follows:

Commencement of Offer	Repurchase Date	Percentage of Shares Tendered and Repurchased	Repurchase Amounts

December 2002	January 10, 2003	4.7	$4,266,271

March 2003	April 11, 2003	3.6	2,819,417

In addition, on July 11, 2003, the Fund repurchased 3.9% of its shares, representing all shares tendered, for $3,069,623.

See Note 9 for a description of the Fund’s liquidity risk, which may limit its ability to complete repurchase offers.

4.	Management Fee, Stockholder Servicing Fee, and Other Transactions — The Manager manages the affairs of the Fund and provides the necessary personnel and facilities. Compensation of all officers of the Fund, all directors of the Fund who are employees of the Manager, and all personnel of the Fund and the Manager is paid by the Manager. The Manager receives a fee, calculated daily and payable monthly, equal to 2.00% per annum of the Fund’s average daily net assets.

Brokers or dealers that sold shares of the Fund or that maintain accounts for stockholders can enter into agreements with the Fund and receive a continuing fee of up to 0.50% on an annual basis, payable quarterly, of the average daily net assets attributable to Fund shares owned by customers of the particular broker or dealer for providing personal services and/or the maintenance of stockholder accounts. For the six months ended June 30, 2003, such fees aggregated $203,556 or 0.49% per annum of the Fund’s average daily net assets.

Seligman Data Corp., which is owned by certain associated investment companies, charged the Fund at cost $199,703 for stockholder account services in accordance with a methodology approved by the Fund’s directors. Costs of Seligman Data Corp. directly attributable to the Fund were charged to the Fund. The remaining charges were allocated to the Fund by Seligman Data Corp. pursuant to a formula based on the Fund’s net assets, stockholder transaction volume and number of stockholder accounts.

The Fund and certain other associated investment companies (together, the “Guarantors”) have severally but not jointly guaranteed the performance and observance of all the terms and conditions of two leases entered into by Seligman Data Corp., including the payment of rent by Seligman Data Corp. (the “Guaranties”). The leases and the Guaranties expire in September 2008 and January 2009. The obligation of the Fund to pay any amount due under either Guaranty is limited to a specified percentage of the full amount, which generally is based on the Fund’s percentage of the expenses billed by Seligman Data Corp. to all Guarantors in the preceding calendar quarter. As of June 30, 2003, the Fund’s potential obligation under the Guaranties is $101,300. As of June 30, 2003, no event has occurred which would result in the Fund becoming liable to make any payment under a Guaranty. A portion of rent paid by Seligman Data Corp. is charged to the Fund as part of Seligman Data Corp.’s stockholder account services cost.

Certain officers and directors of the Fund are officers or directors of the Manager and/or Seligman Data Corp.

The Fund has a compensation arrangement under which directors who receive fees may elect to defer receiving such fees. Directors may elect to have their deferred fees accrue interest or earn a return based on the performance of certain other funds in the Seligman Group of Investment Companies. The cost of

18

Notes to Financial Statements

such fees and earnings/loss accrued thereon is included in directors’ fees and expenses and the accumulated balance thereof at June 30, 2003, of $10,955 is included in accrued expenses and other liabilities. Deferred fees and related accrued earnings are not deductible for federal income tax purposes until such amounts are paid.

5.	Capital Loss Carryforward and Other Tax Adjustments — At December 31, 2002, the Fund had a net capital loss carryforward for federal income tax purposes of $308,268,703, which is available for offset against future taxable net capital gains, with $80,213,867 expiring in 2009 and $228,054,836 expiring in 2010. The amount was determined after adjustments for certain differences between financial reporting and tax purposes, such as wash sale losses. Accordingly, no capital gain distributions are expected to be paid to stockholders until net capital gains have been realized in excess of the available capital loss carryforward.

In addition, the Fund elected to defer to January 1, 2003, the recognition for tax purposes of net losses of $28,480,707 realized on sales of investments after October 31, 2002. These losses will be available to offset future taxable net gains.

6.	Restricted Securities — At June 30, 2003, the Fund owned private placement investments that were purchased through private offerings and cannot be sold without prior registration under the Securities Act of 1933 or pursuant to an exemption therefrom. In addition, the Fund has generally agreed to further restrictions on the disposition of these holdings as set forth in various agreements entered into in connection with the purchase of these investments. These investments are valued at fair value as determined in accordance with procedures approved by the Board of Directors of the Fund. The acquisition dates of these investments, along with their cost and values at June 30, 2003, were as follows:

Investments	Acquisition Date	Cost	Value

Convertible preferred stocks:

Access Data (Series A)	3/29/00	$5,265,000	$638,182

Adexa (Series C)	8/24/00	1,244,950	76,442

Adexa (Series E)*	7/12/02	75,438	36,824

Allegis (Series E)	8/31/00	1,623,784	251

ART Advanced Recognition Technologies (Series D)	12/6/99	3,285,655	72,160

Bernard Technologies (Series D)	11/8/99	3,957,011	129,273

Biometric Access (Series A-1)*	10/4/00	257,116	—

BOPS (Series C)	6/8/00	1,161,322	—

Chorum Technologies (Series D)	11/10/99	3,244,092	229,347

Chorum Technologies (Series E)	9/8/00	821,521	18,584

Chorum Technologies (Series F)	9/21/01	57,730	12,058

Complient (Series A)	6/23/00	632,035	3,696

Coventor (Series D)	3/8/00	5,265,002	470,802

Entegrity Solutions (Series A-1)	4/25/02	31,600	—

Enterworks (Series A)	12/30/99	3,160,000	—

ePolicy.com (Series B)	5/2/00	1,999,998	236,088

EverAd (Series B)	2/16/00	3,163,437	382,016

FlashPoint Technology (Series E)	9/10/99	4,203,478	518,519

* Warrants attached.
19

Notes to Financial Statements

Investments	Acquisition Date	Cost	Value

Convertible preferred stocks: (continued)

fusionOne (Series D)	09/13/00 to 10/11/00	$1,875,631	$89,809

Gateway Learning (Series D)	3/22/00	6,400,003	3,488,290

Geographic Network Affiliates International (Series A)	12/29/99	6,320,000	—

Geographic Network Affiliates International (Series B)	12/5/01	—	—

Global Commerce Systems (Series A)	4/6/00	30,005	35

Global Commerce Systems (Series D)	4/6/00	5,474,826	22,503

GMP Companies (Series A)	9/15/99	5,473,006	32,323,200

Homegain.com (Series C)	12/29/99	7,110,000	753,660

iBiquity Digital (Series A)	1/19/00	3,559,221	1,123,640

iBiquity Digital (Series C)	4/24/02	1,424,922	1,086,097

Index Stock Imagery (Series A Jr.)	3/20/00	3,245,171	289,151

Infomediary Technology Solutions (Series A Sr.)	10/6/00	1,001,515	2,656

Juniper Financial (Series B)*	8/30/00	2,802,380	—

Knowledge Mechanics Group (Series B)	11/24/99	1,777,501	87

LifeMasters Supported SelfCare (Series E)	1/31/00	4,082,544	2,526,074

MaMaMedia (Series D)	8/6/99	3,365,302	—

Metro-OptiX (Series B)	6/23/00	797,574	—

Metro-OptiX (Series C)	9/28/01	24,150	—

NeoPlanet (Series B)	2/18/00	6,319,998	194,704

Network Specialists (Series B)	4/14/00 to 11/13/02	1,886,996	334,401

OurHouse (Series D)	2/11/00	7,899,996	26,333

The Petroleum Place (Series C)	3/7/00	4,050,016	948,794

ProAct Technologies (Series C)	3/23/00	6,403,998	336,000

QuinStreet (Series B)	5/25/00	490,001	456,781

Sensable Technologies (Series C)	4/5/00	1,625,001	215,362

Silicon Wave (Series C)	12/6/99	5,138,310	224,656

Silicon Wave (Series D)	8/18/00	2,105,364	32,779

Studio Systems (formerly, Movie Magic Technologies)
(Series D)	7/10/00	613,152	—

Techies.com (Series C)	1/27/00	6,320,139	—

UGO Networks (Series II)	1/30/01	575,174	30,177

V-Span (Series B)	6/7/00	524,981	197,168

Viadux (Series C)	12/10/99	790,001	—

Vividence (Series D)	9/12/00	1,250,428	272,811

		140,206,475	47,799,410

Common Stocks and Warrants:

Arzoon	4/11/00	1,000,369	—

Axentis	6/23/00	24,849	—

DecisionPoint Applications	4/20/00	1,751,523	5,115

* Warrants attached.
20

Notes to Financial Statements

Investments	Acquisition Date	Cost	Value

Common stocks and warrants: (continued)

J.D. Edwards	3/6/00	$264,133	$448,691

Entegrity Solutions	2/16/00	3,163,621	—

etang.com	1/6/00	—	19,293

Far Blue (Series E)	7/26/00	306,494	249,645

GoSolutions	4/3/00 to 3/19/01	2,967,018	106,148

GoSolutions (Warrants)	5/24/01	57,500	138,314

iBEAM Broadcasting	3/9/00	121,502	2

Interactive Video Technologies	12/23/99	5,135,000	—

Juniper Financial	8/30/00	42,701	—

Knowledge Mechanics Group	11/24/99	1,777,501	87

Moai Technologies	1/25/00	6,320,002	—

Network Specialists	4/14/00	40,207	3,909

Qpass	5/2/00 to 05/11/01	2,160,000	13,398

UGO Networks	11/12/99	3,162,334	—

Vcommerce	11/2/99 to 8/4/00	3,798,332	45,218

WaveSplitter Technologies	9/22/00	625,811	—

		32,718,897	1,029,820

Limited partnerships:

Asia Internet Capital Ventures	8/15/00	336,742	205,066

Compass Venture Partners	11/22/99 to 2/21/02	458,087	272,969

Edison Venture Fund IV	10/18/99 to 12/19/02	2,416,227	1,452,624

InnoCal II	6/9/00 to 6/16/03	1,521,320	774,287

Walden VC II	5/17/00 to 2/11/03	3,071,060	1,187,900

		7,803,436	3,892,846

Convertible promissory notes:

Geographic Network Affiliates International:
9%, payable on demand*	12/05/01 to 3/12/02	1,011,249	586,496

Techies.com:
9%, payable on demand*	6/7/00	771,976	—

9%, due 2/20/2006	2/22/01	425,568	—

9%, due 2/20/2008	2/22/01	210,666	—

		2,419,459	586,496

Total		$183,148,267	$53,308,572

* Warrants attached.
21

Notes to Financial Statements

7.	Affiliated Issuers — As defined under the Investment Company Act of 1940, as amended, affiliated issuers are those issuers in which the Fund’s holdings represent 5% or more of the outstanding voting securities of the issuer. A summary of the Fund’s transactions in the securities of affiliated issuers during the six months ended June 30, 2003, is as follows:

Affiliate	Beginning Shares	Gross Purchases and Additions	Gross Sales and Reductions	Ending Shares	Dividend Income/ Realized Gain (Loss)	Ending Value

Access Data (Series A)	3,190,909	—	—	3,190,909	—	$638,182

Bernard Technologies
(Series D)	1,436,364	—	—	1,436,364	—	129,273

FlashPoint Technology
(Series E)	1,037,037	—	—	1,037,037	—	518,519

GMP Companies (Series A)	1,092,000	—	—	1,092,000	—	32,323,200

Index Stock Imagery
(Series A Jr.)	642,557	—	—	642,557	—	289,151

Interactive Video Technologies
(common stock)	66,530	—	—	66,530	—	—

Knowledge Mechanics
Group (Series B)	241,387	—	—	241,387	—	87

Knowledge Mechanics
Group (common stock)	1,206,931	—	—	1,206,931	—	87

Total						$33,898,499

8.	Limited Partnership Commitments — In connection with the Fund’s investments in certain limited partnerships, the Fund is contractually committed to make additional capital contributions, if and when the partnerships request such contributions. These capital commitments aggregate approximately $8,020,000 at June 30, 2003, and expire as follows:

Amount	Expiration Date for New Investments by the Partnerships	Final Expiration Date

$5,939,000	November 2005	November 2010

2,081,000	March 2007	March 2011

9.	Liquidity Risk — The Fund’s ability to continue to complete quarterly repurchase offers, as described in Note 3, and to pay operating expenses is dependent on the availability of cash or investments or other assets that can be converted to cash. As stated in Note 1.a., approximately 68% of the Fund’s net assets consist of investments for which market quotations are not readily available and which the Fund may not readily be able to convert to cash. Further, the remaining assets in the Fund, which the Manager believes may be readily convertible to cash, may change significantly in value. Any reduction in the value of those assets could impede the Fund’s ability to meet its commitments, which, in addition to completing repurchase offers and paying expenses, include commitments to make additional capital contributions to certain investment partnerships, if requested, and Follow-on Investments the Manager believes are in the best interests of the Fund.

The Manager monitors the liquidity needs of the Fund and considers various alternatives to meet or reduce those needs, in order for the Fund to continue its operations. Although the Manager believes that the Fund has sufficient liquidity to meet its needs for the next year, there is no assurance that the Fund will be able to complete repurchase offers or satisfy other liquidity requirements.

22

Financial Highlights

The table below is intended to help you understand the Fund’s financial performance from its inception. Certain information reflects financial results for a single share that was held throughout the periods shown. Per share amounts are calculated using average shares outstanding. “Total return” shows the rate that you would have earned (or lost) on an investment in the Fund, assuming you reinvested all your capital gain distributions. Total returns do not reflect any taxes or sales charges and are not annualized for periods less than one year.

	Six Months Ended 6/30/03	Year Ended December 31,			7/27/99* to 12/31/99

		2002	2001	2000

Per Share Data:

Net Asset Value, Beginning of Period	$4.83	$12.11	$25.23	$37.34	$24.25

Income (Loss) from Investment
Operations:

Net investment loss	(0.08)	(0.23)	(0.44)	(0.97)	(0.13)

Net realized and unrealized gain (loss)
on investments	(0.17)	(7.05)	(12.41)	(5.10)	14.70

Total from Investment Operations	(0.25)	(7.28)	(12.85)	(6.07)	14.57

Distributions from net realized capital gains	—	—	(0.27)	(6.04)	(1.43)

Offering costs	—	—	—	—	(0.05)

Net Increase (Decrease) in Net Asset Value	(0.25)	(7.28)	(13.12)	(12.11)	13.09

Net Asset Value, End of Period	$4.58	$4.83	$12.11	$25.23	$37.34

Total Return:	(5.18)%	(60.12)%	(50.85)%	(20.96)%	60.65%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$77,787	$89,380	$269,630	$662,168	$905,287

Ratio of expenses to average net assets	3.34%†	3.08%	2.79%	2.67%	2.78%†

Ratio of net investment loss to average
net assets	(3.22)%†	(3.04)%	(2.56)%	(2.49)%	(1.06)%†

Portfolio turnover rate	16.68%	147.87%	125.60%	122.67%	112.41%

*	Commencement of operations.
†	Annualized.
See Notes to Financial Statements.

23

Report of Independent Auditors

The Board of Directors and Stockholders,
Seligman New Technologies Fund, Inc.

We have audited the accompanying statement of assets and liabilities of Seligman New Technologies Fund, Inc. (the “Fund”), including the portfolio of investments, as of June 30, 2003, and the related statements of operations and of cash flows for the six months then ended, the statements of changes in net assets for the six months then ended and for the year ended December 31, 2002, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2003, by correspondence with the Fund’s custodian, brokers or investee companies; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Seligman New Technologies Fund, Inc. as of June 30, 2003, the results of its operations and its cash flows for the six months then ended, the changes in its net assets for the six months then ended and for the year ended December 31, 2002, and the financial highlights for the respective stated periods, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
New York, New York
August 15, 2003

24

Board of Directors

Robert B. Catell 3, 4
  Chairman and Chief Executive Officer,
      KeySpan Corporation

  John R. Galvin 2, 4
  Dean Emeritus, Fletcher School of Law and
      Diplomacy at Tufts University

  Paul C. Guidone 1
  Chief Investment Officer,
        J. & W. Seligman & Co. Incorporated

  Alice S. Ilchman 3, 4
  President Emerita, Sarah Lawrence College

      Trustee, Committee for Economic Development

  Frank A. McPherson 3, 4
  Director, ConocoPhillips
  Director, Integris Health

  John E. Merow 2, 4
  Director, Commonwealth Industries, Inc.
  Trustee, New York-Presbyterian Hospital
  Retired Chairman and Senior Partner,
      Sullivan & Cromwell LLP

  Betsy S. Michel 2, 4
  Trustee, The Geraldine R. Dodge Foundation
William C. Morris 1
  Chairman of the Board,
      J. & W. Seligman & Co. Incorporated
  Chairman, Carbo Ceramics Inc.

  Leroy C. Richie 2, 4
  Chairman and CEO, Q Standards Worldwide, Inc.
  Director, Kerr-McGee Corporation

  Robert L. Shafer 3, 4
  Retired Vice President, Pfizer Inc.

  James N. Whitson 2, 4
  Director, C-SPAN
  Director, CommScope, Inc.

  Brian T. Zino 1
  President, J. & W. Seligman & Co.
      Incorporated
  Chairman, Seligman Data Corp.
  Chairman, ICI Mutual Insurance Company
  Member of the Board of Governors,
      Investment Company Institute

  Member: 1 Executive Committee
                 2 Audit Committee
                 3 Director Nominating Committee
4 Board Operations Committee

  Executive Officers

William C. Morris Chairman Brian T. Zino President and Chief Executive Officer Thomas Hirschfeld Vice President Richard M. Parower Vice President	Thomas G. Rose Vice President Lawrence P. Vogel Vice President and Treasurer Frank J. Nasta Secretary

25

     CENT3 6/03

  ITEM 2. CODE OF ETHICS.

  Not applicable.

  ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

  Not applicable.

  ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

  Not applicable.

  ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

  Not applicable.

  ITEM 6. [RESERVED]

  ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

  Not applicable.

  ITEM 8. [RESERVED]

  ITEM 9. CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submission Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the Commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

  ITEM 10. EXHIBITS.

(a)(1)	Not applicable.
(a)(2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.
(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

  SIGNATURES

  Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

  SELIGMAN NEW TECHNOLOGIES FUND, INC.

By:	/S/ BRIAN T. ZINO
Brian T. Zino President and Chief Executive Officer

Date:	August 22, 2003

  Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant in the capacities and on the dates indicated.

By:	/S/ BRIAN T. ZINO
Brian T. Zino President and Chief Executive Officer

Date:	August 22, 2003

By:	/S/ LAWRENCE P. VOGEL
Lawrence P. Vogel Vice President, Treasurer and Chief Financial Officer

Date:	August 22, 2003

  SELIGMAN NEW TECHNOLOGIES FUND, INC.

  EXHIBIT INDEX

(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b)	Certification of chief executive officer and chief financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940.